Impairment, Restructuring Charges and Other Related Closure Costs (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring And Related Activities [Abstract]
Summary of Impairment, Restructuring Charges and Other Related Closure Costs

Impairment, restructuring charges and other related closure costs incurred in 2020, 2019 and 2018 are summarized as follows:

Year ended December 31, 2020	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Set-top Box restructuring plan	—	1	—	1
Bouskoura restructuring plan	—	(8)	—	(8)
Long-lived asset impairment charge	(4)	—	—	(4)
Total	(4)	(7)	—	(11)

Year ended December 31, 2019	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Set-top Box restructuring plan	—	2	—	2
Long-lived asset impairment charge	(7)	—	—	(7)
Total	(7)	2	—	(5)

Year ended December 31, 2018	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Set-top Box restructuring plan	—	(19)	—	(19)
Long-lived asset impairment charge	(2)	—	—	(2)
Total	(2)	(19)	—	(21)

Changes to Restructuring Provisions Recorded on Consolidated Balance Sheets

Changes to the restructuring provisions recorded on the consolidated balance sheets from December 31, 2018 to December 31, 2020 are summarized as follows:

	Set-top Box restructuring plan	Bouskoura restructuring plan	Other restructuring initiatives	Total
Provision as at December 31, 2018	34	—	1	35
Adjustment for unused provisions	(2)	—	—	(2)
Amounts paid	(20)	—	(1)	(21)
Currency translation effect	(1)	—	—	(1)
Provision as at December 31, 2019	11	—	—	11
Charges incurred in 2020	—	8	—	8
Adjustment for unused provisions	(1)	—	—	(1)
Amounts paid	(6)	(8)	—	(14)
Provision as at December 31, 2020	4	—	—	4